UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
       WASHINGTON, D.C.  20549

       FORM 13F COVER PAGE

 Report for the Quarter Ended: 12/31/2006

 Check here if Amendment [  ] ; Amendment Number:
 This Amendment (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:     Clay Finlay Inc.
 Address:  200 Park Avenue
           56th Floor
           New York, NY 10016

 13F File Number:  028-02989

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      William O'Donnell
 Title:     Treasurer
 Phone:     212-557-7022
 Signature, Place, and Date of Signing:

 /s/ William O'Donnell    New York, New York    01/25/2007


 Please note Old Mutual (US) Holdings Inc. is the parent company of Clay Finlay Inc. and does not have investment discretion over transactions in CFI client portfolios.

 Report Type (Check only one.):

 [ X ]        13F HOLDINGS REPORT.

 [   ]        13F NOTICE.

 [   ]        13F COMBINATION REPORT.

 FORM 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:         2

 Form 13F Information Table Entry Total:   94

 Form 13F Information Table Value Total:   782935 (thousands)

 List of Other Included Managers:

  No.    Form 13F File Number    Name
  1      028-11931               Old Mutual (US) Holdings Inc.
  2      028-11581               Old Mutual Capital, Inc.

                                                                FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS    CUSIP      (X$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE     SHARED   NONE
 ----------------------------- ----------------- ---------- -------- -------- --- ---- ------- ---------- -------- -------- -------
 Abbott Laboratories           COM               002824100     11427   234600 SH       DEFINED  1           234600        0      0
 Alcoa Inc.                    COM               013817101      6359   211900 SH       DEFINED  1           211900        0      0
 American Express              COM               025816109     11637   191800 SH       DEFINED  1           191800        0      0
 American Intl Group           COM               026874107     22645   316000 SH       DEFINED  1           316000        0      0
 Tyco International Ltd.       COM               902124106      8284   272500 SH       DEFINED  1           272500        0      0
 Banco Bilbao Vizcaya-Sp ADR   COM               05946K101     10067   418400 SH       DEFINED  1           418400        0      0
 Apache Corp                   COM               037411105     21928   329700 SH       DEFINED  1           329700        0      0
 Applied Materials             COM               038222105      3502   189800 SH       DEFINED  1           189800        0      0
 AXA ADR                       COM               054536107      9482   235100 SH       DEFINED  1           235100        0      0
 Bank of New York Co Inc.      COM               064057102     15055   382400 SH       DEFINED  1           382400        0      0
 Becton Dickinson              COM               075887109     13378   190700 SH       DEFINED  1           190700        0      0
 Taiwan Semiconductor ADR      COM               874039100     17853  1633351 SH       DEFINED  1          1633351        0      0
 Boston Scientific Corp        COM               101137107      6510   378900 SH       DEFINED  1           378900        0      0
 Fedex Corporation             COM               31428X106     17835   164200 SH       DEFINED  1           164200        0      0
 J.P. Morgan Chase and Co.     COM               46625H100     27869   577000 SH       DEFINED  1           577000        0      0
 Cisco Systems Inc.            COM               17275R102     14786   541000 SH       DEFINED  1           541000        0      0
 Cia Cervecerias Unidas ADR    COM               204429104       725    24400 SH       OTHER    1, 2         10300    14100      0
 Corning                       COM               219350105      9110   486900 SH       DEFINED  1           486900        0      0
 Target Corporation            COM               87612E106     25461   446300 SH       DEFINED  1           446300        0      0
 Bank of America Corp          COM               060505104     16401   307200 SH       DEFINED  1           307200        0      0
 Citigroup                     COM               172967101     28429   510400 SH       DEFINED  1           510400        0      0
 First Data Corp.              COM               319963104      9032   353900 SH       DEFINED  1           353900        0      0
 General Electric              COM               369604103     22453   603400 SH       DEFINED  1           603400        0      0
 Grupo Televisa SA ADR         COM               40049J206      5634   208600 SH       OTHER    1, 2        183900    24700      0
 Harley- Davidson Inc          COM               412822108      7463   105900 SH       DEFINED  1           105900        0      0
 Hewlett-Packard               COM               428236103     14894   361600 SH       DEFINED  1           361600        0      0
 Juniper Networks              COM               48203R104     15874   838100 SH       DEFINED  1           838100        0      0
 Home Depot                    COM               437076102      3916    97500 SH       DEFINED  1            97500        0      0
 Intel Corporation             COM               458140100     10607   523800 SH       DEFINED  1           523800        0      0
 Johnson & Johnson             COM               478160104     15990   242200 SH       DEFINED  1           242200        0      0
 Hartford Financial Services   COM               416515104     19530   209300 SH       DEFINED  1           209300        0      0
 Radware Ltd                   COM               M81873107       200    12600 SH       DEFINED  1            12600        0      0
 Kohls Corp                    COM               500255104      8985   131300 SH       DEFINED  1           131300        0      0
 Legg Mason Inc                COM               524901105      9296    97800 SH       DEFINED  1            97800        0      0
 Lowe's Companies              COM               548661107     16659   534800 SH       DEFINED  1           534800        0      0
 Dominion Resources Inc/VA     COM               25746U109     13247   158000 SH       DEFINED  1           158000        0      0
 Marshall & Ilsley Corp        COM               571834100     17454   362800 SH       DEFINED  1           362800        0      0
 Petrochina Co Ltd ADR         COM               71646E100      2140    15200 SH       OTHER    1, 2             0    15200      0
 ICICI Bank Ltd- Spon ADR      COM               45104G104      4312   103300 SH       OTHER    1, 2         94600     8700      0
 Merrill Lynch & Co.           COM               590188108     13602   146100 SH       DEFINED  1           146100        0      0
 Microsoft                     COM               594918104     25587   856900 SH       DEFINED  1           856900        0      0
 Marvell Technology Group      COM               G5876H105      6507   339100 SH       DEFINED  1           339100        0      0
 3M Co                         COM               88579Y101     17752   227800 SH       DEFINED  1           227800        0      0
 Embraer Aircraft ADR          COM               29081M102      8390   202500 SH       OTHER    1, 2        192000    10500      0
 Petroleo Brasileiro SA ADR    COM               71654V408      6530    63400 SH       OTHER    1, 2         53400    10000      0
 United Microelectronics ADR   COM               910873207      5616  1609083 SH       OTHER    1, 2       1420504   188579      0
 Nike                          COM               654106103     18222   184000 SH       DEFINED  1           184000        0      0
 Oracle Systems                COM               68389X105     14135   824700 SH       DEFINED  1           824700        0      0
 Pfizer                        COM               717081103     18506   714500 SH       DEFINED  1           714500        0      0
 Philippine Long Distance ADR  COM               718252604      6422   125600 SH       OTHER    1, 2        116900     8700      0
 America Movil- S.A. ADR       COM               02364W105       701    15500 SH       OTHER    1, 2          6800     8700      0
 Mitsubishi UFJ Finl Group AD  COM               606822104     14197  1140300 SH       DEFINED  1          1140300        0      0
 Doctor Reddy's Lab ADR        COM               256135203      2508   137800 SH       OTHER    1, 2        117800    20000      0
 Satyam Computer Services ADR  COM               804098101      1666    69400 SH       OTHER    1, 2         59400    10000      0
 St. Paul Travelers Cos Inc    COM               792860108     18743   349100 SH       DEFINED  1           349100        0      0
 Turkcell Iletisim Hizmet ADR  COM               900111204       708    52922 SH       OTHER    1, 2         12301    40621      0
 Chevron Corp                  COM               166764100     23162   315000 SH       DEFINED  1           315000        0      0
 Cia Vale do Rio Doce-ADR      COM               204412209       506    17000 SH       OTHER    1, 2          5300    11700      0
 Teva Pharmaceutical ADR       COM               881624209      7627   245400 SH       OTHER    1, 2        234000    11400      0
 Texas Instruments             COM               882508104     12669   439900 SH       DEFINED  1           439900        0      0
 Marathon Oil Corp             COM               565849106     17039   184200 SH       DEFINED  1           184200        0      0
 Sanofi-Aventis ADR            COM               80105N105      6690   144900 SH       DEFINED  1           144900        0      0
 Randgold Resources Ltd. ADR   COM               752344309       922    39300 SH       OTHER    1, 2         12100    27200      0
 TD Ameritrade Holding Corp    COM               87236Y108      4275   264200 SH       DEFINED  1           264200        0      0
 Xerox                         COM               984121103      6526   385000 SH       DEFINED  1           385000        0      0
 Banco Bradesco Sponsored ADR  COM               059460303       751    18600 SH       OTHER    1, 2          7600    11000      0
 News Corp Inc-Cl A            COM               65248E104     11013   512700 SH       DEFINED  1           512700        0      0
 Ameriprise Financial Inc.     COM               03076C106      4251    78000 SH       DEFINED  1            78000        0      0
 Western Union Co              COM               959802109      8129   362600 SH       DEFINED  1           362600        0      0